787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 21, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock U.S. Government Bond Portfolio, a series of BlackRock Series Fund, Inc.
(File No. 2-69062 and File No. 811-03091)
BlackRock U.S. Government Bond V.I. Fund, a series of BlackRock Variable Series Funds, Inc.
(File No. 2-74452 and File No. 811-03290)
(each, a “Fund” and together, the “Funds”)

Ladies and Gentlemen:

On behalf of each registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated August 12, 2013, to the Prospectus for each Fund listed above. The purpose of the filing is to submit the 497(e) filing dated August 12, 2013 in XBRL for each Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8510.

Very truly yours,
/s/ Anthony Geron
Anthony Geron
Enclosures

cc:    Ben Archibald, Esq., BlackRock Advisors, LLC